UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
July 23, 2011

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                74
                                              -----------
Form 13F Information Table Value Total:       $   533,082
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 6/30/2011








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
Aeropostale	COM   007865108  481   27,500SH SOLE                   27,500
Alliance Res.	COM   01877r108	3,369  43,504SH	SOLE		       43,504
Altria Group    COM   02209S103 4,682 177,290SH SOLE                  177,290
Amedisys Inc.   COM   023436108   399  15,000SH SOLE                   15,000
Amern           COM   030111108	  565  62,500SH SOLE                   62,500
Amsurg Corp.	COM   03232P405	  527  20,200SH SOLE		       20,200
Anadarko Pete	COM   032511107 1,064  13,865SH SOLE		       13,865
AT&T		COM   00206R102 4,590 146,134SH SOLE		      146,134
Bank of America COM   060505104   550  50,245SH SOLE                   50,245
Boardwalk Pipe.	COM   096627104 2,281  78,561SH SOLE		       78,561
Buckeye Partner COM   118230101 2,771  42,934SH SOLE                   42,934
Chevron Corp	COM   166764100 8,523  82,878SH SOLE	               82,878
ConocoPhillips  COM   20825C104 8,401 111,739SH SOLE                  111,739
Cooper Tire Rub COM   216831107   361  18,250SH SOLE                   18,250
Corinthian Coll COM   218868107   373  87,653SH SOLE                   87,653
Coventry Health COM   222862104   578  15,865SH SOLE                   15,865
Diamond Offshr  COM   25271C102 4,647  66,003SH SOLE                   66,003
Direxion Lg Cap COM   25459W854 1,140  33,000SH SOLE                   33,000
Direxion RlEst. COM   25459W334	  662  54,000SH SOLE		       54,000
Eagle Rock      COM   26985r104 9,181 827,899SH SOLE                  827,899
Enbridge Energy COM   29250r106 2,125  70,680SH SOLE                   70,680
Enerplus Corp	COM   292766102	1,141  36,138SH SOLE		       36,138
Energy Transfer COM   29273R109 1,765  36,122SH SOLE                   36,122
Enterprise Prod COM   293792107 2,712  62,770SH SOLE                   62,770
Excelon  	COM   30161N101 4,760 111,124SH SOLE                  111,124
Freeport McM.	COM   35671D857 9,953 188,160SH SOLE                  188,160
Gamestop	COM   36467w109	  467  17,517SH SOLE                   17,517
Gap Inc.        COM   364760108 2,772 153,185SH SOLE                  153,185
General Elec	COM   369604103	3,136 166,288SH SOLE		      166,288
Heinz		COM   423074103 1,731  32,499SH SOLE		       32,499
Hershey Co.	COM   427866108	5,253  92,406SH SOLE		       92,406
Home Depot	COM   437076102	4,369 120,636SH SOLE		      120,636
Intel Corp.     COM   458140100 5,782 260,935SH SOLE                  260,935
Ishares TR Dow  COM   464287739   814  15,389SH SOLE                   15,389
Johnson & John	COM   478160104 3,864  58,102SH SOLE                   58,102
Kimberly Clark  COM   494368103 3,651  54,857SH	SOLE                   54,857
Kinder Morgan   COM   494550106 2,545  35,068SH SOLE                   35,068
Lilly Eli & CO  COM   532457108 6,111 162,830SH SOLE                  162,830
Magellan Mid.   COM   559080106 2,723  45,598SH SOLE                   45,598
Merck & Co.	COM   589331107 4,366 123,725SH SOLE                  123,725
Neutral Tandem  COM   64128B108   653  37,500SH SOLE                   37,500
Norfolk SOuth   COM   655844108 7,339  97,949SH SOLE                   97,949
Nustar          COM   67058h102 2,855  44,134SH SOLE                   44,134
Nutri System    COM   67069D108   456  32,500SH SOLE                   32,500
Occidental Pet.	COM   674599105	317,831 3,054,900SH SOLE            3,054,900
Olin Corp	COM   680665205 5,805 256,213SH SOLE                  256,213
PDL Biopharma   COM   69329Y104   616 105,000SH SOLE                  105,000
Penn VA         COM   707884102 1,670  62,006SH SOLE                   62,006
Penn West Pet.  COM   707887105 1,355  58,747SH SOLE                   58,747
Pfizer		COM   717081103 6,812 330,726SH SOLE                  330,726
Philip Morris	COM   718172109	5,229  78,323SH SOLE		       78,323
Plains All Amer COM   726503105 2,457  38,392SH SOLE                   38,392
Proshares Ultra COM   74347x856 3,341 215,000SH SOLE                  215,000
Sanderson Farms COM   800013104   716  15,000SH SOLE                   15,000
Fin. Sector SPDRCOM   81369Y605 2,412 157,174SH SOLE                  157,174
Skechers USA    COM   830566105   513  35,435SH SOLE                   35,435
Smith & Wesson  COM   831756101   285  95,000SH SOLE                   95,000
SPDR S&P ETF    COM   78464A763   811  15,010SH SOLE                   15,010
Suncor Energy   COM   867229106   649  16,500SH SOLE                   16,500
Sunoco Logist.  COM   86764L108 2,770  32,154SH SOLE                   32,154
Sun Cmntys Inc. COM   866674104 7,912 212,081SH SOLE                  212,081
Sysco Corp	COM   871829107 5,251 168,432SH SOLE                  168,432
T C Pipelines   COM   87233q108 2,663  55,747SH SOLE                   55,747
Tellabs Inc.    COM   879664100   559 121,360SH SOLE                  121,360
Total System SvcCOM   891906109   464  25,000SH SOLE                   25,000
Universal Corp	COM   913456109 6,324 167,896SH SOLE                  167,896
Universal ForestCOM   913543104   455  19,000SH SOLE                   19,000
Valero Energy   COM   91913Y100 3,781 147,880SH SOLE                  147,880
Vanguard GNMA   COM   922031307   205  18,818SH SOLE                   18,818
Verizon Comm	COM   92343V104 5,827 156,522SH SOLE                  156,522
Viropharma Inc. COM   928241108   781  42,235SH SOLE                   42,235
Wal-Mart 	COM   931142103	4,570  86,013SH SOLE		       86,013
Wells Fargo     COM   949746101   561  20,000SH SOLE                   20,000
Weyerhaeuser	COM   962166104	3,942 180,343SH SOLE		      180,343





REPORT SUMMARY:   74        533,082